Earnings Per Share - Potentially Dilutive Securities Earnings Per Share (Detail) (Stock Options [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Earnings Per Share, Diluted, Other Disclosures [Abstract]
Antidilutive securities excluded from computation of EPS		346	539